ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments of Stock Issuance Costs	¥ 0	$ 0
Proceeds from Issuance Initial Public Offering			¥ 437,829	$ 67,293	¥ 0	¥ 0
Deferred Offering Costs			¥ 42,012				$ 6,457
General and Administrative Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments of Stock Issuance Costs	¥ 0	$ 0
Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			10,000,000	10,000,000
American Depositary Shares [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000	5,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage Of Entity Revenue			94.00%	94.00%	95.00%	95.00%